Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Comprehensive (loss) Income before Income Tax, Domestic and Foreign
The domestic and foreign components of (loss) income before income taxes and recovery of (provision for) income taxes were as follows:

	Years ended
	December 31, 2022	December 31, 2021
	$	$
(Loss) income before income taxes
Domestic	(2,552,766)	1,920,503
Foreign	(1,070,082)	1,220,089
	(3,622,848)	3,140,592

Current income tax expense
Domestic	(508)	(1,815)
Foreign	(23,633)	(33,155)
	(24,141)	(34,970)
Deferred income tax recovery (expense)
Domestic	180,062	(191,589)
Foreign	6,509	626
	186,571	(190,963)

Recovery of (provision for) income taxes	162,430	(225,933)

Reconciliation of the Expected Provision for Income Tax Recovery/Expense to the Actual Provision for Income Tax Recovery/Expense
The reconciliation of the expected income tax recovery (expense) to the actual recovery of (provision for) income taxes reported in the consolidated statements of operations and comprehensive (loss) income for the years ended December 31, 2022 and 2021 is as follows:

	Years ended
	December 31, 2022	December 31, 2021
	$	$
(Loss) income before income taxes	(3,622,848)	3,140,592
Expected income tax recovery (expense) at Canadian statutory income tax rate of 26.5% (2021 - 26.5%)	960,055	(832,446)
Permanent differences
Net unrealized (loss) gain on equity and other investments	(418,609)	377,707
Stock-based compensation	(17,681)	155,011
Foreign tax rate differential	35,982	75,940
Tax credits recognized during the year	17,182	27,244
Change in valuation allowance	(397,119)	(17,805)
Other items	(17,380)	(11,584)
Recovery of (provision for) income taxes	162,430	(225,933)

Significant Components of Deferred Income Tax Assets and Liabilities
The significant components of the Company’s deferred income tax assets and liabilities as of December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021
	$	$
Deferred tax assets
Tax loss carryforwards	434,808	261,945
Accruals and reserves	90,043	55,337
Tax credits	57,275	42,697
Capital and intangible assets	35,096	41,790
Stock-based compensation expense	53,644	33,909
Research and development expenditures	87,810	20,189
Lease liabilities	130,280	62,418
Share issuance costs	10,206	11,403
Total deferred tax assets, before valuation allowance	899,162	529,688
Valuation allowance	(630,231)	(179,115)
Total deferred tax assets	268,931	350,573

Deferred tax liabilities
Equity and other investments	(23,499)	(275,037)
Outside basis difference of foreign subsidiaries	(24,054)	(130,419)
Lease assets	(90,605)	(45,184)
Intangible assets	(103,618)	(33,652)
Other deferred tax liabilities	(2,627)	(1,339)
Total deferred tax liabilities	(244,403)	(485,631)

Total deferred tax assets (liabilities), net	24,528	(135,058)